Morgan Stanley Tax-Managed Growth Fund
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2001


Dear Shareholder:

The 12-month period ended August 31, 2001, has been a difficult one for most equity investors. January and April were the only positive months for growth-oriented stocks, led by sharp advances in technology issues. Within the large-capitalization arena, value stocks outperformed growth issues by more than 45 percentage points.

The Federal Reserve Board cut interest rates a total of seven times between January and August of this year, for a total of 300 basis points. Seven interest-rate cuts in such a short time period is fairly unusual, having occurred only four times since World War II. (Two additional 50-basis-point cuts were made in response to the events of September 11.) The economic data were mixed, with consumer confidence high, autos and home sales holding up, energy prices softening and inflation in check. On the negative side of the ledger was a constant stream of layoff announcements, rising jobless claims and an increase in the amount of time people were staying unemployed. Because the U.S. consumer is doing the heavy lifting in keeping what little growth there is going, the ongoing negative factors around employment are a concern.

Performance and Portfolio Strategy

For the 12-month period ended August 31, 2001, Morgan Stanley Tax-Managed Growth Fund's Class A, B, C and D shares returned -36.23 percent, -36.78 percent, -36.78 percent and -36.10 percent, respectively. During the same period, the Standard & Poor's 500 Stock Index returned -24.38 percent. Performance of the Fund's four classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500 Index.

The Fund's underperformance relative to its benchmark was attributable primarily to its holdings in technology and telecommunications, by far the two worst-performing market sectors. Among the biggest detractors from performance within this sector were Cisco, Intel and EMC, the leader in the data-storage industry. Morgan Stanley Investment Management Inc., the Fund's sub-advisor, remains positive on the long-term outlook. The Fund's performance was also hurt considerably by its holdings in Nortel, a stock subsequently eliminated from the portfolio.

The Fund benefited from some of its holdings in industrial conglomerates. Broadly diversified product lines helped such companies as United Technologies and General Dynamics turn in strong performance during the last 12 months. Investments in food and beverage companies such as Quaker Oats, Pepsi and Anheuser-Busch also helped the Fund's results. Freddie Mac, another positive contributor to performance, benefited from continued strong housing demand and a refinancing boom triggered by declining interest rates.

Morgan Stanley Tax-Managed Growth Fund
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2001 continued


Changes made to the portfolio during the period tended to be incremental. For example, the sub-advisor adjusted the Fund's balance between cyclical and stable growers to approximately 50 percent in each. In recent years, the Fund was invested somewhat more heavily in technology and other cyclical growth stocks. With the market's volatility increasing during the fiscal year, the sub-advisor shifted more assets into stable growers. These companies generally experience slower growth than some of their cyclical counterparts but tend to produce more predictable earnings and help to moderate risk.

Within the technology sector, the Fund favored companies that dominate their individual markets, including Microsoft, Intel and Cisco. Given the uncertain environment, the sub-advisor believed that companies with name brands and businesses that were well established represented the most solid long-term technology opportunities. In addition, the sub-advisor reduced or eliminated the Fund's exposure to smaller, higher-beta names.

This same thinking extended to other areas of the market too. In health care, for example, the sub-advisor favored such large pharmaceutical companies as Merck, Pfizer and Pharmacia, while deemphasizing stocks in more speculative areas such as biotechnology.

Looking Ahead

There is no doubt that the September 11 terrorist attack will have a negative impact on the markets and the economy. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to slightly negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record ten years.

Even so, there is good reason to believe that the economy has not been completely derailed from the road to recovery. In recent months, there were many solid signs that the economy was approaching a trough. Many leading indicators had been climbing, suggesting that the economy was on the mend. Manufacturers' new orders moved solidly into positive territory by the end of the summer. Evidence like this suggests that many companies are confronting the current crisis in far better shape than might have been the case a year ago.

In the past, stocks have typically led the economy to recovery, and we believe that a stronger economic recovery next year combined with all the liquidity already in the system could help propel a sudden turnaround. A pronounced stock market rally could lead to regret for some, including those who fled the markets and especially those who gambled that the stock market would fall even farther by selling stocks short.

Fortunately, most of America's investors appear to be staying the course. According to polls taken soon after the terrorist attack, three-fourths of investors said they had no intention of changing their investment plans. At least another tenth grasped the opportunity to buy low and intended to increase their equity exposure.

Morgan Stanley Tax-Managed Growth Fund
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2001 continued


Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

We appreciate your ongoing support of Morgan Stanley Tax-Managed Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

Morgan Stanley Tax Managed Growth Fund
FUND PERFORMANCE o AUGUST 31, 2001


[GRAPHIC OMITTED]


GROWTH of $10,000
($ in Thousands)

      Date              Class A        Class B         Class C         Class D         S&P 500
-------------------------------------------------------------------------------------------------
 April 26, 2000         $9,475        $10,000         $10,000         $10,000          $10,000
  May 31, 2000          $8,982         $9,470          $9,470          $9,480           $9,745
August 31, 2000         $9,911        $10,440         $10,440         $10,470          $10,439
November 30, 2000       $7,968         $8,370          $8,370          $8,420           $9,070
February 28, 2001       $7,192         $7,530          $7,530          $7,600           $8,578
  May 31, 2001          $7,116         $7,440          $7,440          $7,520           $8,717
 August 31, 2001        $6,320(3)      $6,336(3)       $6,600(3)       $6,690(3)        $7,894

--------------------------------------------------------------------------------
       -- Class A  --  Class B  --  Class C  --  Class D  --  S&P 500 (4)
--------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                     CLASS A SHARES*
----------------------------------------------------------
PERIOD ENDED 8/31/01
---------------------------
1 Year                        (36.23)%(1)   (39.58)%(2)
Since Inception (4/26/00)     (25.97)%(1)   (28.87)%(2)

                     CLASS B SHARES**
----------------------------------------------------------
PERIOD ENDED 8/31/01
---------------------------
1 Year                        (36.78)%(1)   (39.94)%(2)
Since Inception (4/26/00)     (26.54)%(1)   (28.74)%(2)

                     CLASS C SHARES+
----------------------------------------------------------
PERIOD ENDED 8/31/01
---------------------------
1 Year                        (36.78)%(1)   (37.41)%(2)
Since Inception (4/26/00)     (26.54)%(1)   (26.54)%(2)

             CLASS D SHARES++
----------------------------------------------------------
PERIOD ENDED 8/31/01
---------------------------
1 Year                        (36.10)%(1)
Since Inception (4/26/00)     (25.80)%(1)


--------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on August 31, 2001.

(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

 *   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

Morgan Stanley Tax-Managed Growth Fund
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2001


NUMBER OF
  SHARES                                                  VALUE
------------------------------------------------------------------
              Common Stocks (98.8%)
              Aerospace & Defense (3.3%)
  7,350       Boeing Co. ...........................   $   376,320
 48,500       General Dynamics Corp. ...............     3,829,560
                                                       -----------
                                                         4,205,880
                                                       -----------
              Beverages: Alcoholic (1.9%)
 55,900       Anheuser-Busch Companies, Inc. .......     2,405,936
                                                       -----------
              Biotechnology (2.9%)
 22,800       Amgen Inc.* ..........................     1,466,040
  5,200       CuraGen Corp.* .......................       106,028
 12,800       Gilead Sciences, Inc.* ...............       777,088
 10,400       IDEC Pharmaceuticals Corp.*                  616,408
  6,100       Invitrogen Corp.* ....................       414,983
 10,300       Tularik Inc.* ........................       237,930
                                                       -----------
                                                         3,618,477
                                                       -----------
              Cable/Satellite TV (2.4%)
 34,850       Comcast Corp. (Class A Special)* .....     1,276,555
114,350       Liberty Media Corp. (Class A)              1,738,120
                                                       -----------
                                                         3,014,675
                                                       -----------
              Computer Communications (1.8%)
  3,700       Brocade Communications Systems, Inc.*.        88,985
133,750       Cisco Systems, Inc.* .................     2,184,137
                                                       -----------
                                                         2,273,122
                                                       -----------
              Computer Peripherals (0.6%)
 40,400       EMC Corp.* ...........................       624,584
  4,400       QLogic Corp.* ........................       132,044
                                                       -----------
                                                           756,628
                                                       -----------
              Computer Processing Hardware (3.0%)
 12,500       Compaq Computer Corp. ................       154,375
 28,800       Dell Computer Corp.* .................       615,744
 25,000       International Business
                Machines Corp. .....................     2,500,000
 46,700       Sun Microsystems, Inc.* ..............       534,715
                                                       -----------
                                                         3,804,834
                                                       -----------
              Data Processing Services (1.1%)
 16,000       Concord EFS, Inc.* ...................   $   839,520
  7,600       First Data Corp. .....................       500,460
                                                       -----------
                                                         1,339,980
                                                       -----------
              Discount Stores (3.0%)
 10,600       BJ's Wholesale Club, Inc.* ...........       519,400
 23,500       Costco Wholesale Corp. ...............       879,135
 20,600       Dollar Tree Stores, Inc.* ............       488,838
 39,700       Wal-Mart Stores, Inc. ................     1,907,585
                                                       -----------
                                                         3,794,958
                                                       -----------
              Electronic Components (0.2%)
 12,500       Jabil Circuit, Inc.* .................       288,875
                                                       -----------
              Electronic Equipment/Instruments (0.2%)
  9,700       SCI Systems, Inc.* ...................       237,650
                                                       -----------
              Electronic Production Equipment (0.5%)
 13,250       Applied Materials, Inc.* .............       570,942
                                                       -----------
              Finance/Rental/Leasing (4.6%)
 93,350       Freddie Mac ..........................     5,869,848
                                                       -----------
              Financial Conglomerates (3.8%)
105,566       Citigroup, Inc. ......................     4,829,644
                                                       -----------
              Food Retail (1.0%)
 29,250       Safeway Inc.* ........................     1,319,468
                                                       -----------
              Food: Major Diversified (3.9%)
 42,600       Kraft Foods Inc. (Class A)* ..........     1,373,850
 75,570       PepsiCo, Inc. ........................     3,551,790
                                                       -----------
                                                         4,925,640
                                                       -----------
              Gas Distributors (1.1%)
 33,000       Dynegy, Inc. (Class A) ...............     1,391,610
                                                       -----------
              Home Improvement Chains (1.3%)
 34,900       Home Depot, Inc. (The) ...............     1,603,655
                                                       -----------
              Hospital/Nursing Management (1.2%)
 32,000       HCA Inc. .............................     1,463,680
                                                       -----------
              Hotels/Resorts/Cruiselines (0.3%)
 12,900       Starwood Hotels & Resorts Worldwide,
                Inc. ...............................       436,665
                                                       -----------

                       See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2001 continued


NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
              Household/Personal Care (1.5%)
 19,100       Colgate-Palmolive Co. ............   $  1,034,265
 11,300       Procter & Gamble Co. (The) .......        837,895
                                                   ------------
                                                      1,872,160
                                                   ------------
              Industrial Conglomerates (16.4%)
172,700       General Electric Co. .............      7,077,246
177,850       Tyco International Ltd. (Bermuda).      9,239,308
 64,900       United Technologies Corp. ........      4,439,160
                                                   ------------
                                                     20,755,714
                                                   ------------
              Internet Software/Services (0.2%)
  8,800       Siebel Systems, Inc.* ............        190,080
                                                   ------------
              Investment Banks/Brokers (0.8%)
 13,300       Goldman Sachs Group, Inc. (The) ..      1,065,330
                                                   ------------
              Major Telecommunications (3.1%)
 47,800       SBC Communications, Inc. .........      1,955,498
 24,808       Verizon Communications Inc. ......      1,240,400
 59,550       WorldCom Group* ..................        765,813
                                                   ------------
                                                      3,961,711
                                                   ------------
              Media Conglomerates (2.4%)
 83,050       AOL Time Warner Inc.* ............      3,101,918
                                                   ------------
              Medical Distributors (0.4%)
  7,350       Cardinal Health, Inc.  ...........        536,109
                                                   ------------
              Medical Specialties (1.1%)
  5,200       Applera Corp. - Applied
                Biosystems Group ...............        130,052
 27,200       Medtronic, Inc. ..................      1,238,688
                                                   ------------
                                                      1,368,740
                                                   ------------
              Multi-Line Insurance (2.6%)
 41,900       American International Group, Inc.      3,276,580
                                                   ------------
              Oil & Gas Production (0.2%)
  2,400       Anardarko Petroleum Corp.  .......        124,200
  3,300       Devon Energy Corp. ...............        152,691
                                                   ------------
                                                        276,891
                                                   ------------
              Oilfield Services/Equipment (0.5%)
 18,300       Baker Hughes Inc. ................   $    602,802
                                                   ------------
              Packaged Software (4.8%)
 14,150       Intuit Inc.* .....................        534,587
 75,100       Microsoft Corp.* .................      4,284,455
 66,150       Oracle Corp.* ....................        807,692
 16,959       Veritas Software Corp.* ..........        487,062
                                                   ------------
                                                      6,113,796
                                                   ------------
              Pharmaceuticals: Major (14.7%)
 15,000       Abbott Laboratories ..............        745,500
 57,350       American Home Products Corp. .....      3,211,600
 43,300       Bristol-Myers Squibb Co.  ........      2,430,862
 34,900       Johnson & Johnson ................      1,839,579
 16,800       Lilly (Eli) & Co. ................      1,304,184
 30,100       Merck & Co., Inc. ................      1,959,510
151,525       Pfizer, Inc. .....................      5,804,923
 25,200       Pharmacia Corp. ..................        997,920
  8,400       Schering-Plough Corp. ............        320,292
                                                   ------------
                                                     18,614,370
                                                   ------------
              Recreational Products (0.4%)
  9,600       International Game Technology* ...        513,792
                                                   ------------
              Regional Banks (0.7%)
 14,700       Fifth Third Bancorp ..............        857,010
                                                   ------------
              Semiconductors (5.2%)
 13,800       Altera Corp.* ....................        391,920
137,450       Intel Corp. ......................      3,843,102
  7,350       Micron Technology, Inc. ..........        276,434
 50,000       Texas Instruments, Inc. ..........      1,655,000
 10,300       Xilinx, Inc.* ....................        402,112
                                                   ------------
                                                      6,568,568
                                                   ------------
              Services to the Health
                Industry (1.2%)
 19,200       Laboratory Corp. of America
                Holdings* ......................      1,495,680
                                                   ------------
              Specialty Stores (0.4%)
 17,100       Tiffany & Co. ....................        532,665
                                                   ------------

                       See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2001 continued


NUMBER OF
 SHARES                                                VALUE
---------------------------------------------------------------
             Specialty Telecommunications (1.1%)
29,400       American Tower Corp. (Class A)* ....   $    425,418
46,200       Qwest Communications International,
               Inc. .............................        993,300
                                                    ------------
                                                       1,418,718
                                                    ------------
             Telecommunication Equipment (1.1%)
28,200       Motorola, Inc. .....................        490,680
15,500       QUALCOMM Inc.* .....................        912,175
                                                    ------------
                                                       1,402,855
                                                    ------------
             Tobacco (1.2%)
30,850       Philip Morris Companies, Inc. ......      1,462,290
                                                    ------------
             Wireless Communications (0.7%)
36,000       Sprint Corp. (PCS Group)* ..........        899,280
                                                    ------------
             Total Common Stocks
             (Cost $139,415,763) ................    125,039,226
                                                    ------------


PRINCIPAL
AMOUNT IN
THOUSANDS                                              VALUE
---------------------------------------------------------------
              Short-Term Investment (1.8%)
              Repurchase Agreement
$   2,201     Joint repurchase agreement account
                3.674% due 09/04/01 (dated
                08/31/01; proceeds $2,201,222) (a)
                (Cost $2,201,000) ...............   $  2,201,000
                                                    ------------
Total Investments
(Cost $141,616,763) (b) .........     100.6%         127,240,226
Liabilities in Excess of Other
Assets ..........................      (0.6)            (704,176)
                                      -----         ------------
Net Assets ......................     100.0%        $126,536,050
                                      =====         ============

-------------------
 *   Non-income producing security.

(a)  Collateralized by federal agency and U.S.Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,459,872 and the aggregate gross unrealized depreciation is $20,836,409, resulting in net unrealized depreciation of $14,376,537.


                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
August 31, 2001

Assets:
Investments in securities, at value
  (cost $141,616,763) .......................   $127,240,226
Cash ........................................            231
Receivable for:
    Investments sold ........................      1,425,709
    Dividends ...............................         86,768
    Shares of beneficial interest sold ......         70,297
Prepaid expenses and other assets ...........          7,797
                                                ------------
    Total Assets ............................    128,831,028
                                                ------------
Liabilities:
Payable for:
    Investments purchased ...................      1,872,004
    Shares of beneficial interest
      repurchased ...........................        160,831
    Distribution fee ........................        105,233
    Investment management fee ...............         96,703
Accrued expenses and other payables .........         60,207
                                                ------------
    Total Liabilities .......................      2,294,978
                                                ------------
    Net Assets ..............................   $126,536,050
                                                ============
Composition of Net Assets:
Paid-in-capital .............................   $188,939,809
Net unrealized depreciation .................    (14,376,537)
Accumulated net realized loss ...............    (48,027,222)
                                                ------------
    Net Assets ..............................   $126,536,050
                                                ============
Class A Shares:
Net Assets ..................................   $ 10,035,705
Shares Outstanding (unlimited authorized,
  $.01 par value) ...........................      1,503,835
    Net Asset Value Per Share ...............   $       6.67
                                                ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset
      value) ................................   $       7.04
                                                ============
Class B Shares:
Net Assets ..................................   $ 98,710,226
Shares Outstanding (unlimited authorized,
  $.01 par value) ...........................     14,948,298
    Net Asset Value Per Share ...............   $       6.60
                                                ============
Class C Shares:
Net Assets ..................................   $ 15,756,272
Shares Outstanding (unlimited authorized,
  $.01 par value) ...........................      2,386,005
    Net Asset Value Per Share ...............   $       6.60
                                                ============
Class D Shares:
Net Assets ..................................   $  2,033,847
Shares Outstanding (unlimited authorized,
  $.01 par value) ...........................        303,919
    Net Asset Value Per Share ...............   $       6.69
                                                ============


Statement of Operations
For the year ended August 31, 2001

Net Investment Loss:

Income
Dividends (net of $991 foreign withholding
  tax) ......................................   $  1,017,583
Interest ....................................        215,316
                                                ------------
    Total Income ............................      1,232,899
                                                ------------
Expenses
Investment management fee ...................      1,310,000
Distribution fee (Class A shares) ...........         25,781
Distribution fee (Class B shares) ...........      1,184,271
Distribution fee (Class C shares) ...........        209,597
Transfer agent fees and expenses ............        156,843
Registration fees ...........................         70,814
Offering costs ..............................         70,340
Professional fees ...........................         58,555
Shareholder reports and notices .............         42,854
Custodian fees ..............................         34,785
Trustees' fees and expenses .................         12,283
Other .......................................          9,238
                                                ------------
    Total Expenses ..........................      3,185,361
                                                ------------
    Net Investment Loss .....................     (1,952,462)
                                                ------------
Net Realized and Unrealized Loss:
Net realized loss ...........................    (42,877,887)
Net change in unrealized appreciation
    (depreciation) ..........................    (28,350,200)
                                                ------------
    Net Loss ................................    (71,228,087)
                                                ------------
Net Decrease ................................   $(73,180,549)
                                                ============


                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets

                                                                                             FOR THE PERIOD
                                                                             FOR THE YEAR    APRIL 26, 2000*
                                                                                ENDED            THROUGH
                                                                           AUGUST 31, 2001   AUGUST 31, 2000
                                                                          ----------------- ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .....................................................   $  (1,952,462)    $   (640,414)
Net realized loss .......................................................     (42,877,887)      (5,149,335)
Net change in unrealized appreciation (depreciation) ....................     (28,350,200)      13,973,663
                                                                            -------------     ------------
  Net Increase (Decrease) ...............................................     (73,180,549)       8,183,914

Net increase from transactions in shares of beneficial interest .........      17,076,292      174,356,393
                                                                            -------------     ------------
  Net Increase (Decrease) ...............................................     (56,104,257)     182,540,307

Net Assets:
Beginning of period .....................................................     182,640,307          100,000
                                                                            -------------     ------------
End of Period ...........................................................   $ 126,536,050     $182,640,307
                                                                            =============     ============

------------
 *  Commencement of operations.


                        See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001


1. Organization and Accounting Policies

Morgan Stanley Tax-Managed Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Tax-Managed Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital on an after-tax basis. The Fund seeks to achieve its objective by investing primarily in common stocks of companies having stock market values or capitalizations of at least $1 billion. The Fund was organized as a Massachusetts business trust on December 27, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., to effect the Fund's initial capitalization. The Fund commenced operations on April 26, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt

Morgan Stanley Tax-Managed Growth Fund
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001 continued


securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

G. Offering Costs - The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $108,000 which have been reimbursed by the Fund for the full amount thereof. Such expenses were deferred and fully amortized as of April 25, 2001.

Morgan Stanley Tax-Managed Growth Fund
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001 continued


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.85% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $8,908,000 at August 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of

Morgan Stanley Tax-Managed Growth Fund
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001 continued


approximately $482,000 and $29,000, respectively and received $50,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2001 aggregated $136,641,377, and $116,918,068, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $2,100.


5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                                                             FOR THE PERIOD
                                             FOR THE YEAR                    APRIL 26, 2000*
                                                 ENDED                           THROUGH
                                            AUGUST 31, 2001                 AUGUST 31, 2000
                                       ---------------------------     ---------------------------
                                         SHARES         AMOUNT           SHARES          AMOUNT
                                       ----------    -------------     ----------     ------------
CLASS A SHARES
Sold ..............................       571,319    $   4,795,778      2,105,376     $ 21,026,014
Redeemed ..........................      (854,258)      (7,213,037)      (321,102)      (3,259,702)
                                       ----------    -------------     ----------     ------------
Net increase (decrease) - Class A .      (282,939)      (2,417,259)     1,784,274       17,766,312
                                       ----------    -------------     ----------     ------------
CLASS B SHARES
Sold ..............................     5,747,782       48,334,584     13,438,151      133,961,982
Redeemed ..........................    (3,879,762)     (30,181,292)      (360,373)      (3,591,890)
                                       ----------    -------------     ----------     ------------
Net increase - Class B ............     1,868,020       18,153,292     13,077,778      130,370,092
                                       ----------    -------------     ----------     ------------
CLASS C SHARES
Sold ..............................       603,295        5,199,940      2,691,429       26,873,820
Redeemed ..........................      (817,412)      (6,396,774)       (93,807)        (929,749)
                                       ----------    -------------     ----------     ------------
Net increase (decrease) - Class C .      (214,117)      (1,196,834)     2,597,622       25,944,071
                                       ----------    -------------     ----------     ------------
CLASS D SHARES
Sold ..............................       480,548        4,157,922         27,476          275,918
Redeemed ..........................      (206,605)      (1,620,829)             -                -
                                       ----------    -------------     ----------     ------------
Net increase - Class D ............       273,943        2,537,093         27,476          275,918
                                       ----------    -------------     ----------     ------------
Net increase in Fund ..............     1,644,907    $  17,076,292     17,487,150     $174,356,393
                                       ==========    =============     ==========     ============

------------
 *  Commencement of operations.

Morgan Stanley Tax-Managed Growth Fund
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001 continued


6. Federal Income Tax Status

At August 31, 2001, the Fund had a net capital loss carryover of approximately $10,034,000 which will be available through August 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $37,703,000 during fiscal 2001.

At August 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $1,952,462.

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                 FOR THE PERIOD
                                                              FOR THE YEAR       APRIL 26, 2000*
                                                                 ENDED               THROUGH
                                                            AUGUST 31, 2001      AUGUST 31, 2000
                                                           -----------------   ------------------
Class A Shares++

Selected Per Share Data:
Net asset value, beginning of period ...................        $10.46               $10.00
                                                                ------               ------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.04)               (0.02)
 Net realized and unrealized gain (loss) ...............         (3.75)                0.48
                                                                ------               ------
Total income (loss) from investment operations .........         (3.79)                0.46
                                                                ------               ------
Net asset value, end of period .........................        $ 6.67               $10.46
                                                                ======               ======
Total Return+ ..........................................        (36.23)%               4.60 %(1)

Ratios to Average Net Assets (3):
Expenses ...............................................          1.35 %               1.46 %(2)
Net investment loss ....................................         (0.55)%              (0.46)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................       $10,036              $18,695
Portfolio turnover rate ................................            78 %                 17 %(1)

-------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                                                 FOR THE PERIOD
                                                              FOR THE YEAR       APRIL 26, 2000*
                                                                 ENDED               THROUGH
                                                            AUGUST 31, 2001      AUGUST 31, 2000
                                                           -----------------   ------------------
Class B Shares++

Selected Per Share Data:
Net asset value, beginning of period ...................         $10.44              $10.00
                                                                 ------              ------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.11)              (0.04)
 Net realized and unrealized gain (loss) ...............          (3.73)               0.48
                                                                 ------              ------
Total income (loss) from investment operations .........          (3.84)               0.44
                                                                 ------              ------
Net asset value, end of period .........................         $ 6.60              $10.44
                                                                 ======              ======
Total Return+ ..........................................         (36.78)%              4.40 %(1)

Ratios to Average Net Assets (3):
Expenses ...............................................           2.15 %              2.21 %(2)
Net investment loss ....................................          (1.35)%             (1.21)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................        $98,710            $136,498
Portfolio turnover rate ................................             78 %                17 %(1)

--------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                                                 FOR THE PERIOD
                                                              FOR THE YEAR       APRIL 26, 2000*
                                                                 ENDED               THROUGH
                                                            AUGUST 31, 2001      AUGUST 31, 2000
                                                           -----------------   ------------------
Class C Shares++

Selected Per Share Data:
Net asset value, beginning of period ...................         $10.44              $10.00
                                                                 ------              ------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.11)              (0.04)
 Net realized and unrealized gain (loss) ...............          (3.73)               0.48
                                                                 ------              ------
Total income (loss) from investment operations .........          (3.84)               0.44
                                                                 ------              ------
Net asset value, end of period .........................         $ 6.60              $10.44
                                                                 ======              ======
Total Return+ ..........................................         (36.78)%              4.40 %(1)

Ratios To Average Net Assets (3):
Expenses ...............................................           2.15 %              2.21 %(2)
Net investment loss ....................................          (1.35)%             (1.21)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................        $15,756             $27,133
Portfolio turnover rate ................................             78 %                17 %(1)

--------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                                                 FOR THE PERIOD
                                                              FOR THE YEAR       APRIL 26, 2000*
                                                                 ENDED               THROUGH
                                                            AUGUST 31, 2001      AUGUST 31, 2000
                                                           -----------------   ------------------
Class D Shares++

Selected Per Share Data:
Net asset value, beginning of period ...................        $10.47                $10.00
                                                                ------                ------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.03)                (0.01)
 Net realized and unrealized gain (loss) ...............         (3.75)                 0.48
                                                                ------                ------
Total income (loss) from investment operations .........         (3.78)                 0.47
                                                                ------                ------
Net asset value, end of period .........................        $ 6.69                $10.47
                                                                ======                ======
Total Return+ ..........................................        (36.10)%                4.70 %(1)

Ratios to Average Net Assets (3):
Expenses ...............................................          1.15 %                1.21 %(2)
Net investment loss ....................................         (0.35)%               (0.21)%(2)

Supplemental Data:
Net assets, end of period, in thousands ................        $2,034                  $314
Portfolio turnover rate ................................            78 %                  17 %(1)

--------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Tax-Managed Growth Fund
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Tax-Managed Growth Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Managed Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Tax-Managed Growth Fund, including the portfolio of investments, as of August 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period April 26, 2000 (commencement of operations) to August 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Managed Growth Fund as of August 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period April 26, 2000 (commencement of operations) to August 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 17, 2001

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of Americas
New York, New York 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]


[GRAPHIC OMITTED]


MORGAN STANLEY
TAX-MANAGED
GROWTH FUND


Annual Report
August 31, 2001